Long-term Investments - Summary of Long Term Investments (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Schedule of Equity Method Investments [Line Items]
Unbilled revenue, Impairment of balances, reversed		¥ 1,750	¥ 1,750
Third Party Investor [Member] | Guangzhou Guangdong Province [Member]
Schedule of Equity Method Investments [Line Items]
Payments to acquire equity method investments	¥ 10,500		7,000
Equity method investment, ownership percentage	35.00%
Third Party Investor [Member] | Xinjiang Province [Member]
Schedule of Equity Method Investments [Line Items]
Payments to acquire equity method investments			¥ 6,000	$ 845
Equity method investment, ownership percentage			30.00%	30.00%
Third Party Investor [Member] | Guangxi Province [Member]
Schedule of Equity Method Investments [Line Items]
Payments to acquire equity method investments			¥ 340	$ 48
Equity method investment, ownership percentage			34.00%	34.00%